Real Estate Intangibles	12 Months Ended
Dec. 31, 2010
Real Estate Intangibles [Abstract]
Real Estate Intangibles
4. Real Estate Intangibles
     The following is a summary of our real estate intangibles, excluding those classified as held for sale, as of the dates indicated (dollars in thousands):

	December 31, 2010	December 31, 2009
Assets:
In place lease intangibles	$182,030	$74,198
Above market tenant leases	24,089	10,232
Below market ground leases	46,992	39,806
Lease commissions	4,968	3,154

Gross historical cost	258,079	127,390
Accumulated amortization	(49,145)	(29,698)

Net book value	$208,934	$97,692

Weighted-average amortization period in years	18.2	30.0

Liabilities:
Below market tenant leases	$57,261	$22,961
Above market ground leases	5,020	4,084

Gross historical cost	62,281	27,045
Accumulated amortization	(15,992)	(10,478)

Net book value	$46,289	$16,567

Weighted-average amortization period in years	14.0	12.1